Cover Page	3 Months Ended
Mar. 31, 2023
Document Information [Line Items]
Document Type	6-K
Current Fiscal Year End Date	--12-31
Document Period End Date	Mar. 31, 2023
Entity Registrant Name	THE LION ELECTRIC COMPANY
Entity Central Index Key	0001834974
Amendment Flag	false